LIQUIDITY AND CAPITAL RESOURCES (Tables)	9 Months Ended
Sep. 30, 2024
Liquidity And Capital Resources
SCHEDULE OF DETAILED INFORMATION ABOUT LIQUIDITY

The following table presents the Company’s liquidity (in thousands):

	For the Period Ended
	September 30, 2024	December 31, 2023
Cash	21,580	14,707
Other Receivables	43	63
Investments in Financial Assets	10,398	14,222
Total	32,021	28,992